Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure Goodwill And Intangible Assets [Line Items]
Goodwill and intangible assets
Note 12
Goodwill and intangible assets
Introduction
UBS AG performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.
UBS AG considers Asset Management, as reported in Note 2a, as a separate cash-generating unit (a CGU), as that is the
level at which
the performance of
investment (and the
related goodwill) is
reviewed and assessed
by management. Given
that a significant
amount of goodwill
in Global Wealth
Management relates to
the acquisition of
PaineWebber Group,
Inc. in 2000, which mainly affected the Americas portion of the business, this goodwill remains separately monitored by the
Americas,
despite
the
formation
of
Global
Wealth
Management
in
2018.
Therefore,
goodwill
for
Global
Wealth
Management
is
separately
considered
for
impairment
at
the
level
of
two
CGUs:
Americas;
and
Switzerland
and
International (consisting of EMEA, Asia Pacific and Global).
The impairment
test is
performed for
each CGU
to which
goodwill is
allocated by
comparing the
recoverable amount
with the
carrying amount
of the
respective CGU.
UBS AG determines
the recoverable
amount of
the respective
CGUs
based on their value
in use. An impairment
charge is recognized if
the carrying amount exceeds
the recoverable amount.
Upon the merger of UBS AG and Credit
Suisse AG in May 2024, an existing goodwill
balance of USD
0.5 bn in Personal
&
Corporate
Banking
was
transferred
to
UBS AG.
This
goodwill
balance
was
included
in
the
impairment
test
as
of
31 December 2025 and 31 December 2024.
›
Refer to Note 28 for more information about the merger of UBS AG and Credit
Suisse AG
As
of
31 December 2025,
total
goodwill
recognized
on
the
balance
sheet
was
USD
6.6
bn,
of
which
USD
3.7
bn
was
carried by the
Global Wealth Management
Americas CGU, USD
1.2
bn was carried
by the Global
Wealth Management
Switzerland and
International CGU,
USD
1.1
bn was
carried by
Asset Management
and USD
0.5
bn was
carried by
Personal
&
Corporate
Banking.
Based
on
the
impairment
testing
methodology
described
below,
UBS AG
concluded
that
the
goodwill
balances
as
of
31 December
2025
allocated
to
these
CGUs
were
not
impaired.
For
each
of
the
CGUs,
the
recoverable amount substantially exceeded the
carrying value as of 31
December 2025, and there
was no indication of
a significant risk of goodwill impairment based on the testing performed as of 31 December 2025.
Methodology for goodwill impairment testing
The recoverable
amounts are
determined using
a discounted
cash flow
model, which
has been
adapted to
use inputs
that consider features of the banking business and its regulatory environment. The recoverable amount of a CGU is the
sum of
the discounted earnings
attributable to shareholders
from the
first three
forecast years
and the
terminal value,
adjusted for the effect
of the capital assumed
to be needed over
the next three years
and to support growth
beyond that
period. The terminal
value, which covers
all periods beyond
the third
year,
is calculated on
the basis of
the forecast
of
the third-year profit,
the discount rate
and the long-term
growth rate, as
well as the
implied perpetual capital growth.
For
the
Global
Wealth
Management
Americas
CGU,
the
methodology
is
consistently
applied.
That
CGU’s
extended
forecast
period
of
five
years
(with
a
terminal
value
thereafter),
which
was
applied
in
the
2024
and
2023
goodwill
impairment testing to provide
for that CGU’s specific
planning assumptions, namely
the ongoing investments in
the core
banking infrastructure in
the US to
enhance the product
capabilities and offerings
in this market,
has been reduced
to
three years (with
a terminal value
thereafter) following the
implementation of
major parts of
these planning
assumptions.
The extended forecast period of five years did
not trigger,
defer or avoid an impairment of goodwill as of 31 December
2024 or 31 December 2023.
The
carrying
amount
for
each
CGU
is
determined
by
reference
to
UBS’s
equity
attribution
framework.
Within
this
framework,
UBS
attributes
equity
to
the
businesses
on
the
basis
of
their
risk-weighted
assets
and
leverage
ratio
denominator
(both
metrics
include
resource
allocations
from
Group
functions
to
the
business
divisions),
or
by
their
common equity tier 1 (CET1) capital
equivalent of risk-based capital if
higher, their goodwill and their
intangible assets,
as
well
as
attributed
equity
related
to
certain
CET1
capital
deduction
items.
The
framework
is
primarily
used
for
the
purpose
of
measuring
the
performance
of
the
businesses
and
includes
certain
management
assumptions.
Attributed
equity
is
equal
to
the
capital
a
CGU
requires
to
conduct
its
business
and
is
currently
considered
a
reasonable
approximation of the
carrying amount of
the CGUs.
The attributed
equity methodology is
also applied
in the
business
planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.
Assumptions
Valuation
parameters used
within UBS AG’s
impairment test
model are
linked to
external market
information, where
applicable. The model
used to determine
the recoverable
amount is most
sensitive to changes
in the forecast
earnings
available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term
growth
rate. The applied long-term growth
rate is based on long-term
economic growth rates for
different regions worldwide.
Earnings available
to
shareholders
are
estimated on
the basis
of
forecast
results,
which
are
part of
the business
plan
approved by the Board of Directors.
The
discount
rates
are
determined
by
applying
a
capital
asset
pricing
model-based
approach,
as
well
as
considering
quantitative and qualitative inputs from
both internal and external analysts
and the view of management.
They also take
into account regional
differences in risk-free
rates at the
level of the
individual CGUs. In
line with discount
rates, long-
term growth rates are determined at the regional level based on nominal GDP growth rate forecasts.
Key
assumptions
used
to
determine
the
recoverable
amounts
of
each
CGU
are
tested
for
sensitivity
by
applying
a
reasonably possible change
to those assumptions.
Forecast earnings available
to shareholders were
changed by
20%, the
discount rates
were changed
by
1.5
percentage points,
and the
long-term growth
rates were
changed by
0.75
percentage
points. Under all scenarios, reasonably possible changes in
key assumptions did not result in
an impairment of goodwill
or
intangible assets
reported by
Global Wealth
Management Americas,
Global Wealth
Management Switzerland
and
International, and Asset Management.
If the estimated
earnings and other
assumptions in future
periods deviate from
the current outlook,
the value of
goodwill
attributable to
Global Wealth
Management Americas, Global
Wealth Management
Switzerland and
International, and
Asset Management may
become impaired in
the future, giving rise
to losses in the
income statement. Recognition
of any
impairment of
goodwill would
reduce IFRS
Accounting Standards
equity and
net profit.
It would
not affect
cash flows
and,
as
goodwill
is
required
to
be
deducted
from
capital
under
the
Basel III
capital
framework,
no
effect
would
be
expected on UBS AG’s capital ratios.
Discount and growth rates
Discount rates Growth rates
In % 31.12.25 31.12.24 31.12.25 31.12.24
Global Wealth Management Americas 9.5 9.5 3.7 3.8
Global Wealth Management Switzerland and International 9.5 9.5 3.6 3.7
Asset Management 9.0 9.0 3.4 3.3
Personal & Corporate Banking 7.0 7.5 2.7 2.5
Goodwill and intangible assets
USD m Goodwill
Intangible
assets
1
2025 2024
Historical cost
Balance at the beginning of the year 6,496 1,544 8,039 7,645
Balance recognized upon the merger of UBS AG and Credit Suisse AG 891
Disposals
2
(2) 0 (2) (1)
Reclassifications
3
0 0 0 (384)
Write-offs 0 (76) (76) 0
Foreign currency translation 79 51 130 (113)
Balance at the end of the year 6,573 1,519 8,092 8,039
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,378 1,378 1,379
Balance recognized upon the merger of UBS AG and Credit Suisse AG 72
Amortization 0 25 25 44
Impairment / (reversal of impairment) 0 0 0 1
Reclassifications
3
0 0 0 (96)
Write-offs 0 (76) (76) 0
Foreign currency translation 0 30 30 (23)
Balance at the end of the year 0 1,358 1,358 1,378
Net book value at the end of the year 6,573 162 6,734 6,661
of which: Global Wealth Management Americas 3,716 29 3,745 3,734
of which: Global Wealth Management Switzerland and International 1,205 32 1,237 1,196
of which: Personal & Corporate Banking 505 0 505 505
of which: Asset Management 1,146 0 1,146 1,127
of which: Investment Bank 0 100 100 98
of which: Non-core and Legacy 0 1 1 1
1 Intangible assets mainly include customer relationships, core deposits, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group,
Inc. in 2000.
2 Reflects the derecognition of goodwill allocated to businesses and intangible assets held by entities that have been
disposed of.
3 In 2024, certain intangible assets were reclassified
to Assets of
disposal groups held for sale. Refer to Note 28 for more information.